Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2017:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,332,485	¥48,688	¥34,690	¥23,423	¥1,485,377	¥5,733,202	¥7,105
Investment funds	712,694	—	9,020	511,924	15,611	—	176,139
Special purpose entities created for structured financing	226,380	—	2,310	—	—	172,008	52,062
Repackaged instruments	77,211	—	—	20,783	56,428	—	—
Securitization of the MUFG Group’s assets(1)	6,798,561	—	—	—	—	6,775,344	23,217
Trust arrangements	6,749,808	—	7,681	593	149,205	6,578,701	13,628
Others	65,883	350	30,853	—	52	16,905	17,723

Total consolidated assets before elimination	21,963,022	49,038	84,554	556,723	1,706,673	19,276,160	289,874
The amounts eliminated in consolidation	(6,789,161)	(48,852)	(72,506)	(16,914)	(69,086)	(6,562,970)	(18,833)

Total consolidated assets	¥15,173,861	¥186	¥12,048	¥539,809	¥1,637,587	¥12,713,190	¥271,041

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,357,874	¥—	¥5,397,811	¥1,379,498	¥580,565
Investment funds	2,882	—	—	—	2,882
Special purpose entities created for structured financing	135,667	—	573	128,804	6,290
Repackaged instruments	76,713	—	4,000	72,096	617
Securitization of the MUFG Group’s assets(1)	6,768,108	—	29,637	6,734,855	3,616
Trust arrangements	6,743,464	6,676,198	—	—	67,266
Others	65,031	—	45,450	1,834	17,747

Total consolidated liabilities before elimination	21,149,739	6,676,198	5,477,471	8,317,087	678,983
The amounts eliminated in consolidation	(10,843,144)	—	(3,034,973)	(7,766,722)	(41,449)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,687,133)	(6,676,198)	(2,420,454)	(2,394)	(588,087)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥619,462	¥—	¥22,044	¥547,971	¥49,447

Consolidated VIEs	Consolidated assets
At March 31, 2018:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,390,029	¥52,703	¥44,902	¥2,273	¥1,777,017	¥5,502,892	¥10,242
Investment funds	598,662	—	10,300	461,036	19,895	—	107,431
Special purpose entities created for structured financing	198,484	—	2,332	—	—	149,194	46,958
Repackaged instruments	152,781	520	—	17,376	92,210	42,632	43
Securitization of the MUFG Group’s assets(1)	10,852,539	—	—	—	—	10,827,488	25,051
Trust arrangements	7,177,407	—	10,541	702	152,277	7,011,255	2,632
Others	44,247	361	14,236	—	42	12,963	16,645

Total consolidated assets before elimination	26,414,149	53,584	82,311	481,387	2,041,441	23,546,424	209,002
The amounts eliminated in consolidation	(7,223,156)	(53,454)	(59,150)	(3,804)	(88,758)	(6,996,317)	(21,673)

Total consolidated assets	¥19,190,993	¥130	¥23,161	¥477,583	¥1,952,683	¥16,550,107	¥187,329

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,409,190	¥—	¥5,176,663	¥1,708,354	¥524,173
Investment funds	11,735	—	—	—	11,735
Special purpose entities created for structured financing	115,353	—	587	112,054	2,712
Repackaged instruments	148,928	—	12,676	132,012	4,240
Securitization of the MUFG Group’s assets(1)	10,816,672	—	5,000	10,806,145	5,527
Trust arrangements	7,171,852	7,103,738	655	—	67,459
Others	43,030	—	24,747	1,603	16,680

Total consolidated liabilities before elimination	25,716,760	7,103,738	5,220,328	12,760,168	632,526
The amounts eliminated in consolidation	(15,347,991)	—	(3,028,987)	(12,248,680)	(70,324)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,745,330)	(7,103,738)	(2,162,890)	(540)	(478,162)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥623,439	¥—	¥28,451	¥510,948	¥84,040

Note:

(1)	Securitization of the MUFG Group’s assets includes ¥5,793,956 million and ¥9,974,383 million of assets primarily consisting of loans and the same amounts of liabilities primarily consisting of long-term debt relating to eligible beneficiary interests in housing loan trusts as of March 31, 2017 and 2018, respectively. For more information, see analysis of each transaction category below.

Non-consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2017:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,604,929	¥5,608,909	¥4,383,707	¥1,072	¥1,236,094	¥3,146,541	¥—	¥1	¥1
Investment funds	30,591,880	1,674,567	1,396,830	200,651	829,641	356,828	9,710	98	98
Special purpose entities created for structured financing	40,710,546	4,717,235	3,699,415	279,471	147,543	3,207,369	65,032	4,657	4,657
Repackaged instruments	10,127,497	2,269,149	2,104,697	581,912	1,203,181	294,703	24,901	—	—
Others	52,012,087	3,731,571	2,723,625	98,289	83,629	2,462,462	79,245	18,539	18,539

Total	¥163,046,939	¥18,001,431	¥14,308,274	¥1,161,395	¥3,500,088	¥9,467,903	¥178,888	¥23,295	¥23,295

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2018:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,011,749	¥5,721,627	¥4,645,697	¥620	¥1,541,591	¥3,103,486	¥—	¥—	¥—
Investment funds	45,090,381	1,776,366	1,525,127	213,722	891,062	413,855	6,488	17,919	17,919
Special purpose entities created for structured financing	35,437,349	4,016,999	3,193,621	309,560	116,961	2,697,126	69,974	7,217	7,217
Repackaged instruments	10,212,933	2,576,619	2,487,377	759,591	1,421,716	236,852	69,218	—	—
Others	49,582,444	3,760,375	2,740,529	94,882	61,192	2,482,141	102,314	24,830	24,830

Total	¥169,334,856	¥17,851,986	¥14,592,351	¥1,378,375	¥4,032,522	¥8,933,460	¥247,994	¥49,966	¥49,966